Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, Plant and Equipment, Additions	$ 51.0	$ 14.5	$ 0.0
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	20.1	(1.6)	14.0
Proceeds from disposal and sale of business	0.0	234.9	70.1
Accounts receivable, net	17.4	4.0
Intangible assets, net	0.0	5.3
Total assets of the disposal group classified as held for sale in the balance sheets	17.7	14.0
Accounts payable	3.8	3.9
Total liabilities of the disposal group classified as held for sale in the balance sheets	13.1	81.4
Revenues	51.4	158.6	492.9
Cost of revenues	3.6	(88.1)	(444.5)
Income / (loss) from discontinued operations before income tax	55.0	70.5	(127.4)
Income tax expense / (benefit) from discontinued operations	15.6	30.0	(20.3)
Net income / (loss) from discontinued operations	59.5	38.9	(93.1)
Cash Provided by (Used in) Operating Activities, Discontinued Operations	24.0	40.6	194.8
Cash Provided by (Used in) Investing Activities, Discontinued Operations	(51.0)	233.8	51.8
Settlement of Joint Operating Agreement	(19.4)
Disposal Group, Including Discontinued Operations, Taxes Applicable to Subsequent Years	0.0	2.3
Disposal Group, Including Discontinued Operation, Other Assets, Current	0.3	2.4
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable	0.0	3.1
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	3.1	5.2
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	0.0	(39.8)
Disposal Group, Including Discontinued Operation, Taxes Payable	0.0	2.3
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation	0.0	9.7
Asset Retirement Obligation, Held for Sale	0.0	90.4
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	6.2	6.6
Disposal Group, Including Discontinued Operation, Fixed-Asset Impairment	0.0	0.0	(175.8)
Long Term Indebtedness, Less than or Equal to	750.0
Disposal Group, Including Discontinued Operation, Asset Retirement Obligation, Revision of Estimate	22.5	27.6
Stuart and Killen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, Plant and Equipment, Additions	51.0
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ (20.0)
Miami Fort and Zimmer [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			(14.0)
Proceeds from disposal and sale of business			$ 70.1
AES Ohio Generation peakers [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		(1.9)
Proceeds from disposal and sale of business		$ 234.9